CENTRE AMERICAN SELECT EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS (99.75%)
Communication Services (5.43%)
Interactive Media & Services (5.43%)
Alphabet, Inc., Class A(a)	67,890	$8,126,433
Alphabet, Inc., Class C(a)	59,396	7,185,134
Meta Platforms, Inc., Class A(a)	25,368	7,280,109
		22,591,676
Total Communication Services		22,591,676

Consumer Discretionary (13.22%)
Automobiles (1.98%)
Tesla, Inc.(a)	31,441	8,230,311

Broadline Retail (7.58%)
Amazon.com, Inc.(a)	189,278	24,674,280
MercadoLibre, Inc.(a)	5,829	6,905,033
		31,579,313

Hotels, Restaurants & Leisure (2.82%)
McDonald's Corp.	8,597	2,565,431
Starbucks Corp.	92,565	9,169,489
		11,734,920

Specialty Retail (0.84%)
The Home Depot, Inc.	11,310	3,513,338

Total Consumer Discretionary		55,057,882

Consumer Staples (19.45%)
Beverages (5.47%)
Boston Beer Co., Inc., Class A(a)	22,333	6,888,391
Coca-Cola Co.	43,892	2,643,176
Molson Coors Beverage Co., Class B	158,092	10,408,777
PepsiCo, Inc.	15,321	2,837,756
		22,778,100

Consumer Staples Distribution & Retail (1.27%)
Costco Wholesale Corp.	4,979	2,680,594
Wal-Mart Stores, Inc.	16,427	2,581,996
		5,262,590

Food Products (4.29%)
Ingredion, Inc.	98,060	10,389,457
Kraft Heinz Co.	210,641	7,477,755
		17,867,212

Household Products (5.62%)
Clorox Co.	74,464	11,842,755
Kimberly-Clark Corp.	54,006	7,456,068
Procter & Gamble Co.	27,103	4,112,609
		23,411,432

Tobacco (2.80%)
Altria Group, Inc.	257,403	11,660,356

Total Consumer Staples		80,979,690

Energy (8.48%)
Energy Equipment & Services (1.85%)
Schlumberger Ltd.	156,624	7,693,371
	Shares	Value
Energy (continued)
Oil, Gas & Consumable Fuels (6.63%)
Chevron Corp.	20,321	$3,197,509
Exxon Mobil Corp.	46,954	5,035,817
Kinder Morgan, Inc.	351,945	6,060,493
ONEOK, Inc.	110,211	6,802,223
The Williams Cos., Inc.	199,986	6,525,543
		27,621,585
Total Energy		35,314,956

Financials (6.49%)
Banks (1.15%)
JPMorgan Chase & Co.	32,806	4,771,305

Financial Services (5.34%)
Berkshire Hathaway, Inc., Class B(a)	20,424	6,964,584
Mastercard, Inc., Class A	9,580	3,767,814
PayPal Holdings, Inc.(a)	107,707	7,187,288
Visa, Inc., Class A	18,178	4,316,911
		22,236,597
Total Financials		27,007,902

Health Care (13.42%)
Biotechnology (2.95%)
AbbVie, Inc.	20,103	2,708,477
Biogen, Inc.(a)	33,619	9,576,372
		12,284,849

Health Care Equipment & Supplies (5.67%)
Medtronic PLC	137,757	12,136,392
Zimmer Biomet Holdings, Inc.	78,918	11,490,461
		23,626,853

Health Care Providers & Services (1.25%)
UnitedHealth Group, Inc.	10,842	5,211,099

Pharmaceuticals (3.55%)
Eli Lilly & Co.	9,003	4,222,227
Johnson & Johnson	29,808	4,933,820
Merck & Co., Inc.	28,375	3,274,191
Pfizer, Inc.	63,697	2,336,406
		14,766,644
Total Health Care		55,889,445

Industrials (5.90%)
Aerospace & Defense (1.96%)
Hexcel Corp.	107,050	8,137,941

Machinery (2.04%)
Flowserve Corp.	228,874	8,502,669

Marine Transportation (1.90%)
Kirby Corp.(a)	102,928	7,920,310

Total Industrials		24,560,920

Information Technology (25.71%)
Communications Equipment (2.43%)
Cisco Systems, Inc.	46,505	2,406,169
Juniper Networks, Inc.	246,685	7,728,641
		10,134,810

	Shares	Value
Information Technology (continued)
IT Services (1.82%)
International Business Machines Corp.	56,604	$7,574,181

Semiconductors & Semiconductor Equipment (3.79%)
Broadcom, Inc.	4,525	3,925,121
NVIDIA Corp.	28,032	11,858,096
		15,783,217

Software (9.91%)
Adobe Systems, Inc.(a)	5,181	2,533,457
Intuit, Inc.	16,996	7,787,397
Microsoft Corp.	83,763	28,524,652
salesforce.com, Inc.(a)	11,542	2,438,363
		41,283,869

Technology Hardware, Storage & Peripherals (7.76%)
Apple, Inc.	166,516	32,299,109

Total Information Technology		107,075,186

Materials (1.65%)
Chemicals (1.65%)
Corteva, Inc.	119,717	6,859,784

Total Materials		6,859,784

TOTAL COMMON STOCKS
(Cost $336,301,635)		415,337,441

Expiration Date	Exercise Price	Contracts	Notional Value	Value
PURCHASED OPTIONS (0.07%)
Puts
S&P 500® Index:
9/14/2023	$3,200	884	$393,413,592	298,350

Total Puts				298,350

TOTAL PURCHASED OPTIONS
(Cost $3,844,619)				298,350

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.06%)
Money Market Fund (0.06%)
First American Treasury Obligation	2.980%	256,661	256,661

TOTAL SHORT TERM INVESTMENTS
(Cost $256,661)			256,661

TOTAL INVESTMENTS (99.88%)
(Cost $340,402,915)			$415,892,452
Other Assets In Excess Of Liabilities (0.12%)			494,229
NET ASSETS (100.00%)			$416,386,681

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

CENTRE GLOBAL INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS (99.73%)
ASIA (15.01%)
Australia (2.51%)
Transportation Infrastructure (2.51%)
Transurban Group	81,440	$773,082

Total Australia		773,082

Hong Kong (1.29%)
Electric Utilities (1.29%)
CK Infrastructure Holdings, Ltd.	75,000	396,727

Total Hong Kong		396,727

Japan (8.85%)
Diversified Telecommunication Services (1.46%)
Nippon Telegraph & Telephone Corp.	380,000	449,010

Gas Utilities (1.88%)
Tokyo Gas Co., Ltd.	26,600	579,395

Wireless Telecommunication Services (5.51%)
KDDI Corp.	20,800	641,464
SoftBank Corp.	34,600	369,271
SoftBank Group Corp.	14,700	689,997
		1,700,732
Total Japan		2,729,137

New Zealand (1.77%)
Electric Utilities (1.77%)
Mercury NZ, Ltd.	136,731	545,427

Total New Zealand		545,427

Singapore (0.59%)
Diversified Telecommunications (0.59%)
Singapore Telecommunications, Ltd.	99,400	183,747

Total Singapore		183,747

TOTAL ASIA
(Cost $4,392,209)		4,628,120

EUROPE (15.86%)
France (1.66%)
Diversified Telecommunication Services (0.93%)
Orange SA	24,449	285,517

Multi-Utilities (0.73%)
Engie SA	13,635	226,570

Total France		512,087

	Shares	Value
Germany (3.62%)
Diversified Telecommunication Services (2.93%)
Deutsche Telekom AG	41,457	$903,674

Multi-Utilities (0.69%)
E.ON SE	16,712	212,999

Total Germany		1,116,673

Great Britain (2.15%)
Multi-Utilities (1.09%)
National Grid PLC	25,528	337,337

Wireless Telecommunication Services (1.06%)
Vodafone Group PLC	346,043	325,080

Total Great Britain		662,417

Italy (3.08%)
Electric Utilities (3.08%)
Enel SpA	141,146	949,989

Total Italy		949,989

Spain (4.69%)
Diversified Telecommunication Services (1.73%)
Cellnex Telecom SA(a)(b)	7,028	283,675
Telefonica SA	61,801	250,598
		534,273
Electric Utilities (1.98%)
Iberdrola SA	46,814	610,448

Transportation Infrastructure (0.98%)
Aena SME SA(a)(b)	1,871	302,163

Total Spain		1,446,884

Switzerland (0.66%)
Diversified Telecommunication Services (0.66%)
Swisscom AG	329	205,034

Total Switzerland		205,034

TOTAL EUROPE
(Cost $4,362,867)		4,893,084

NORTH AMERICA (68.86%)
Canada (11.85%)
Oil, Gas & Consumable Fuels (11.26%)
Enbridge, Inc.	51,608	1,918,232
Pembina Pipeline Corp.	15,348	482,540
TC Energy Corp.	26,515	1,071,608
		3,472,380
Wireless Telecommunication Services (0.59%)
Rogers Communications, Inc., Class B	3,986	181,856

Total Canada		3,654,236

	Shares	Value
United States (57.01%)
Diversified Telecommunication Services (10.87%)
AT&T, Inc.	89,037	$1,420,140
Verizon Communications, Inc.	51,995	1,933,694
		3,353,834
Electric Utilities (11.93%)
American Electric Power Co., Inc.	3,825	322,065
Constellation Energy Corp.	2,339	214,135
Duke Energy Corp.	5,874	527,133
Edison International	2,497	173,417
Exelon Corp.	7,357	299,724
NextEra Energy, Inc.	15,248	1,131,402
PG&E Corp.(c)	11,247	194,348
The Southern Co.	8,010	562,702
Xcel Energy, Inc.	4,081	253,716
		3,678,642
Health Care Providers & Services (6.11%)
HCA Healthcare, Inc.	5,386	1,634,543
Universal Health Services, Inc., Class B	1,589	250,697
		1,885,240
Machinery (1.83%)
Flowserve Corp.	15,228	565,720

Marine Transportation (1.59%)
Kirby Corp.(c)	6,381	491,018

Multi-Utilities (4.44%)
Consolidated Edison, Inc.	2,620	236,848
Dominion Energy, Inc.	6,212	321,719
Public Service Enterprise Group, Inc.	3,862	241,800
Sempra Energy	2,478	360,772
WEC Energy Group, Inc.	2,346	207,011
		1,368,150
Oil, Gas & Consumable Fuels (16.09%)
Cheniere Energy, Inc.	5,927	903,038
Kinder Morgan, Inc.	72,920	1,255,682
ONEOK, Inc.	16,574	1,022,947
Targa Resources Corp.	5,459	415,430
The Williams Cos., Inc.	41,881	1,366,577
		4,963,674
Water Utilities (0.59%)
American Water Works Co., Inc.	1,264	180,436

Wireless Telecommunication Services (3.56%)
T-Mobile US, Inc.(c)	7,916	1,099,533

Total United States		17,586,247

TOTAL NORTH AMERICA
(Cost $18,548,939)		21,240,483

TOTAL COMMON STOCKS
(Cost $27,304,015)		30,761,687
	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.14%)
Money Market Fund (0.14%)
First American Treasury Obligation	2.980%	43,450	$43,450

TOTAL SHORT TERM INVESTMENTS
(Cost $43,450)			43,450

Value
TOTAL INVESTMENTS (99.87%)
(Cost $27,347,465)	$30,805,137
Other Assets In Excess Of Liabilities (0.13%)	39,203
NET ASSETS (100.00%)	$30,844,340

(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of June 30, 2023, these securities had a total aggregate market value of $585,838, representing 1.90% of net assets.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At period end, the aggregate market value of those securities was $585,838, representing 1.90% of net assets.
(c)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Centre American Select Equity Fund
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$415,337,441	$–	$–	$415,337,441
Purchased Options	298,350	–	–	298,350
Short Term Investments	256,661	–	–	256,661
Total	$415,892,452	$–	$–	$415,892,452

Centre Global Infrastructure Fund
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$30,761,687	$–	$–	$30,761,687
Short Term Investments	43,450	–	–	43,450
Total	$30,805,137	$–	$–	$30,805,137

(a)	For detailed descriptions of sectors, industries and countries, see the accompanying Schedule of Investments.